Consolidated Balance Sheets (Parentheticals) - USD ($) $ / shares in Thousands	Oct. 31, 2021	Oct. 31, 2020
Allowance for doubtful accounts	$ 61,527	$ 524,617
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	50,000,000	50,000,000
Common stock, issued (in shares)	7,897,477	7,537,087
Common stock, outstanding (in shares)	7,897,477	7,537,087